INCOME TAXES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Statement [Line Items]
Canadian federal and provincial statutory rate	26.50%	26.50%	26.50%	28.25%